Fair value measurements and derivative instruments - Schedule of Fair value of derivatives not designated as hedges (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instrument | Cash Flow Hedging | Commodity derivative contracts
Derivatives, Fair Value [Line Items]
Derivative asset fair value		$ 5,326
Derivative Liability, Fair Value, Gross Liability		581
Designated as Hedging Instrument | Cash Flow Hedging | Commodity derivative contracts | Prepaid and other current assets
Derivatives, Fair Value [Line Items]
Derivative asset fair value		2,518
Designated as Hedging Instrument | Cash Flow Hedging | Commodity derivative contracts | Other long-term assets
Derivatives, Fair Value [Line Items]
Derivative asset fair value		2,808
Designated as Hedging Instrument | Cash Flow Hedging | Commodity derivative contracts | Other long-term obligations
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		581
Not Designated as Hedging Instrument [Member] | Foreign currency derivatives | Prepaid and other current assets
Derivatives, Fair Value [Line Items]
Derivative asset fair value	$ 23	9	$ 10
Not Designated as Hedging Instrument [Member] | Foreign currency derivatives | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 34	$ 90	$ 188